Acquisitions and Disposals	6 Months Ended
Jun. 30, 2020
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Acquisitions and Disposals
7 ACQUISITIONS AND DISPOSALS
Total consideration for acquisitions completed in the first half of 2020 is
€
5,526 million (acquisitions completed in the first half of 2019:
€
654 million). A material acquisition in the first half of 2020 was the purchase of the health food drinks portfolio of GlaxoSmithKline plc in India and 20 other predominantly Asian markets (“the Main Horlicks Acquisition”). There were no other significant acquisitions completed in the first half of 2020.
Horlicks Acquisitions
The Main Horlicks Acquisition was composed of the following related transactions on 1 April 2020:

•
Hindustan Unilever Limited (HUL), a subsidiary of the Group, obtained control of the business of GlaxoSmithKline Consumer Healthcare Limited (GSKCH) via an all equity merger under which 4.39 shares of HUL were allotted for every share of GSKCH;

•
HUL purchased the Horlicks intellectual property rights, being mainly legal rights to the Horlicks brand (the ‘HFD IP’) for India and Unilever N.V. and Unilever PLC purchased the HFD IP outside of India and Bangladesh; and

•
Unilever Foods (Malaysia) Sdn Bhd and Unilever Asia Pacific Limited (Singapore) purchased the Horlicks commercial operations of GSK in 20 other predominantly Asian markets (“Local Distribution Assets”).

The Bangladesh Horlicks Acquisition is separate to the Main Horlicks Acquisition and completed on 30 June 2020. Unilever Overseas Holding B.V. purchased 82% of GSK Bangladesh Limited and Unilever PLC purchased the HFD IP in Bangladesh. The following disclosures relate only to the Main Horlicks Acquisition.
Main Horlicks Acquisition
The purpose of the acquisition was to add the Horlicks and Boost brands in certain geographical markets to Unilever’s portfolio to increase presence in healthy nutrition and in high-growth emerging markets.
Effect on consolidated income statement
The acquisition contributed
€
142 million to Group turnover and
€
39 million to Group operating profit since the acquisition date. If the acquisition had taken place at the beginning of the year, Group turnover would have been
€
25,856 million and Group operating profit would have been
€
4,711 million.
Effect on consolidated balance sheet
The
€
5,294 million consideration comprised of
€
449 million in cash and
€
4,845 million in shares of Hindustan Unilever Limited valued based on the share price of HUL on the completion date and the exchange rate on the same date (83.05 INR/
€
).
The fair value of the net assets acquired are set out in the table below. The amounts are provisional and subject to change.

€ million
Intangible assets	3,345
Other non-current assets	249
Deferred tax (net)	(746)
Other financial assets	463
Trade and other receivables	74
Other current assets	94
Non-current liabilities	(159)
Current liabilities	(122)

Net assets acquired	3,198
Goodwill	2,096

Total consideration	5,294

Net cash outflow arising on acquisition:
Cash consideration	(449)
Less cash and cash equivalents acquired	36

Total outflow in the consolidated statement of cash flows	(413)
Goodwill represents the future value which the Group believes it will obtain through operational synergies, such as the overlapping distribution network, tax benefits on goodwill and working capital improvements and leveraging from the competencies and capabilities of the Horlicks brand presence and recognition to generate stronger market power. We expect around
€
1.3 billion of the goodwill to be deductible for tax purposes. While we believe there is legal basis to claim the Horlicks goodwill as tax deductible, we expect challenges to this from the Indian tax authorities. Since the acquisition date, foreign exchange has decreased this goodwill in euros by
€
44 million.
The gross contractual value of trade and other receivables as at the dates of acquisition amounted to
€
74 million which is expected to be fully recoverable.
Within the acquired net assets, contingent liabilities amounting to
€
123 million in respect of ongoing litigation against GlaxoSmithKline Consumer Healthcare Limited have been recognised based on management’s estimate of the values of exposures and their assessment of the probability of the related claims being settled by the Group. The contingent liabilities mainly relate to direct and indirect tax disputes with the Indian tax authorities. There are several matters being disputed and in each case we believe that the likelihood that the Indian tax authorities will ultimately prevail is no higher than moderate, however we expect that most of these disputes will not be resolved for several years. Contingent assets of
€
73 million are also recognised, measured on the same basis, for the Group’s right to future indemnification by GlaxoSmithKline Pte Limited and Horlicks Limited in relation to certain claims.
Acquisition-related costs of
€
29 million have been recorded within
non-underlying
items in the consolidated income statement for the half year period to 30 June 2020 (full year 2019:
€
12 million). Total costs relating to the issuance of shares amounting to
€
5 million have been recognised against equity by Hindustan Unilever Limited.
Impact of dilution of Group interest in Hindustan Unilever Limited
The acquisition of GSKCH by HUL was settled through the issue of (184.6 million) new shares of Hindustan Unilever Limited and so resulted in dilution of Unilever’s interest in Hindustan Unilever Limited from 67.2% to 61.9%. The table below shows the impact of the decrease in shareholding on the equity attributable to shareholders of the Group.

€ million
67.2% share of HUL’s net assets acquired before acquisition of GSKCH	718
61.9% share of HUL’s net assets acquired after acquisition of GSKCH	661

Loss recognised in equity due to dilution	(57)
Gain arising from proportionate share of GSKCH’s net assets acquired	3,001

Net gain arising from the Main Horlicks acquisition recognized in equity	2,944